Employee share scheme	12 Months Ended
Dec. 31, 2022
Employee Share Scheme
Employee share scheme

26. Employee share scheme

Incentives in the form of shares are provided to employees under shares schemes. The fair value of equity-settled share schemes is calculated at the grant date using a fair value model and is charged to the income statement over the vesting period with a corresponding adjustment to the equity share-based payment reserve. At the end of each reporting period, the Group reviews its charge and revises it accordingly based on the number of shares expected to vest. The impact of the revision of the original estimates, if any, is recognised in profit or loss such that the cumulative expense reflects the revised estimate.

For cash-settled share-based payments, the fair value of service rendered is based on the fair value of the liability related to the share-based instrument granted.

Description of the Group’s plans

The Group operates a number of share-based payment schemes for Executive Directors and other employees which are predominantly equity-settled, however may be cash-settled in certain locations.

Haleon share plans

A description of the main share plans operated by the Group is included below:

Performance Share Plan

Under the Performance Share Plan, share awards are granted to Executive Directors and other employees at no cost. The percentage of each award that vests is based upon the performance of the Group over a defined measurement period with dividends reinvested during the same period. The performance conditions attached to each award are based on two measures over a three-year performance period. These are currently cumulative free cash flow (50%) and the ratio of net debt/Adjusted EBITDA (50%). In addition, an Environmental, Social and Governance (ESG) qualifier applies which can reduce the level of the overall vesting by up to 75%. The fair value of the awards is determined based on the closing share price prior to the day of grant.

Share Value Plan

Under the Share Value Plan, share awards are granted to certain employees at no cost. These awards generally vest after three years and there are normally no performance conditions attached. Haleon Ownership Awards (equivalent to 100 ordinary shares, or 50 ADS for US and Puerto Rico employees) were also granted under this plan in 2022 to all eligible permanent employees employed by Haleon on the date of demerger. The fair value of these awards is determined based on the closing share price prior to the day of grant and adjusted for expected dividend yield during the vesting period.

Share Save Plan and Share Reward Plans

The Share Save and Share Reward Plans are approved HMRC savings related plans made available to all UK employees who are employed on the invitation date.

Participants of the Company’s Share Save Plan may save up a monthly amount from their salaries, over a three-year period, which can be used to purchase shares in the Company at a predetermined price subject to the employee remaining in employment for three years after the grant date of the options (or such shorter period in respect of certain ‘good leaver’ conditions) and satisfying the monthly savings requirement.

Participants of the Share Reward Plan contribute up to a certain amount a month to purchase Haleon’s shares which the company then matches.

The total cost between each of the relevant schemes is shown below:

Charge (£m)	2022
Performance Share Plan	6
Share Value Plan	11
Total	17

The Group has £2m of outstanding liabilities as at 31 December 2022 in relation to cash-settled awards.

The total number of awards (equivalent to ordinary shares) granted during the period between each of the relevant schemes is shown below:

Number of share awards ('000)[1]	2022
Performance Share Plan	12,719
Share Value Plan	38,845
Total	51,564

1	These awards were granted on 6 October 2022.

Fair value of awards

The following assumptions were used when determining the fair value of the awards:

2022 Grant
Share price at grant date	£2.74
Expected life	3 years
Expected dividend yield	1.59%

Legacy GSK share plans

Incentives in the form of shares in the Group’s equity shareholder, GSK plc, were provided to employees under share award schemes until the demerger date. The share-based compensation charge for these schemes has been recorded in the income statement as selling, general and administration expenses of £61m (2021: £59m, 2020: £63m). This expense was incurred in the form of a charge from GlaxoSmithKline Services Unlimited, as calculated under IFRS 2. The share-based payment schemes that were operated prior to demerger have vested early with all Haleon participants treated as good leavers.